SGI U.S. Large Cap Core ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Aerospace/Defense - 1.9%
General Dynamics Corp.	590	$164,309
Lockheed Martin Corp.	1,695	817,634
Northrop Grumman Corp.	1,344	651,531
		1,633,474

Airlines - 0.2%
United Airlines Holdings, Inc. (a)	2,129	169,138

Apparel - 0.2%
Ralph Lauren Corp.	662	183,248

Auto Manufacturers - 0.4%
General Motors Co.	6,070	301,133

Banks - 5.5%
Bank of America Corp.	20,634	910,579
Citigroup, Inc.	2,776	209,088
JPMorgan Chase & Co.	4,609	1,216,776
M&T Bank Corp.	952	173,873
Morgan Stanley	2,277	291,524
PNC Financial Services Group, Inc.	8,598	1,494,419
State Street Corp.	1,881	181,103
US Bancorp	3,795	165,424
		4,642,786

Beverages - 0.5%
PepsiCo, Inc.	3,325	437,071

Biotechnology - 2.2%
Amgen, Inc.	1,660	478,379
Gilead Sciences, Inc.	3,477	382,748
Incyte Corp. (a)	6,686	434,991
Vertex Pharmaceuticals, Inc. (a)	1,197	529,134
		1,825,252

Building Materials - 0.6%
Trane Technologies PLC	1,142	491,368

Chemicals - 0.9%
Ecolab, Inc.	2,806	745,330

Commercial Services - 2.1%
Automatic Data Processing, Inc.	1,194	388,683
Cintas Corp.	798	180,747
Corpay, Inc. (a)	552	179,461
Moody's Corp.	353	169,200
S&P Global, Inc.	552	283,099
United Rentals, Inc.	257	182,053
Verisk Analytics, Inc.	1,294	406,497
		1,789,740

Computers - 3.5%
Apple, Inc.	13,197	2,650,618
Fortinet, Inc. (a)	1,779	181,067
Leidos Holdings, Inc.	922	136,935
		2,968,620

Cosmetics & Personal Care - 3.0%
Colgate-Palmolive Co.	24,170	2,246,360
Procter & Gamble Co.	1,554	264,009
		2,510,369

Diversified Financial Services - 4.0%
American Express Co.	610	179,370
Ameriprise Financial, Inc.	333	169,577
Intercontinental Exchange, Inc.	2,486	446,983
Mastercard, Inc. - Class A	4,312	2,525,107
		3,321,037

Electric - 0.8%
Entergy Corp.	5,634	469,199
NextEra Energy, Inc.	2,437	172,150
		641,349

Electronics - 1.6%
Amphenol Corp. - Class A	8,886	799,118
Keysight Technologies, Inc. (a)	3,241	508,967
		1,308,085

Food - 1.5%
Sysco Corp.	2,204	160,892
Tyson Foods, Inc. - Class A	19,133	1,074,509
		1,235,401

Gas - 2.7%
NiSource, Inc.	57,069	2,256,508

Healthcare-Products - 1.0%
Boston Scientific Corp. (a)	1,757	184,942
Danaher Corp.	1,113	211,359
Intuitive Surgical, Inc. (a)	836	461,756
		858,057

Healthcare-Services - 2.5%
Centene Corp. (a)	5,864	330,964
Elevance Health, Inc.	384	147,394
HCA Healthcare, Inc.	554	211,290
UnitedHealth Group, Inc.	1,570	473,999
Universal Health Services, Inc. - Class B	4,871	927,195
		2,090,842

Household Products/Wares - 0.2%
Kimberly-Clark Corp.	1,170	168,199

Insurance - 3.7%
Allstate Corp.	2,507	526,144
Aon PLC - Class A	997	370,964
Berkshire Hathaway, Inc. - Class B (a)	3,533	1,780,491
Marsh & McLennan Cos., Inc.	701	163,796
Progressive Corp.	977	278,376
		3,119,771

Internet - 15.9%
Alphabet, Inc. - Class A	23,598	4,052,720
Amazon.com, Inc. (a)	15,680	3,214,557
Booking Holdings, Inc.	278	1,534,263
GoDaddy, Inc. - Class A (a)	955	173,953
Meta Platforms, Inc. - Class A	5,762	3,730,837
Netflix, Inc. (a)	177	213,680
VeriSign, Inc.	1,487	405,163
		13,325,173

Leisure Time - 0.3%
Carnival Corp. (a)	11,596	269,259

Lodging - 0.5%
Hilton Worldwide Holdings, Inc.	1,607	399,243

Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.	494	171,927
GE Vernova, Inc.	439	207,638
		379,565

Machinery-Diversified - 0.3%
Westinghouse Air Brake Technologies Corp.	1,289	260,791

Media - 1.2%
Fox Corp. - Class B	12,911	649,165
Walt Disney Co.	3,128	353,589
		1,002,754

Mining - 1.0%
Freeport-McMoRan, Inc.	13,606	523,559
Newmont Corp.	6,182	325,915
		849,474

Office-Business Equipment - 0.7%
Zebra Technologies Corp. - Class A (a)	1,889	547,376

Oil & Gas - 1.7%
ConocoPhillips	3,975	339,266
Devon Energy Corp.	5,124	155,052
Diamondback Energy, Inc.	1,935	260,354
Expand Energy Corp.	5,589	649,051
		1,403,723

Packaging & Containers - 0.6%
Packaging Corp. of America	2,622	506,492

Pharmaceuticals - 1.9%
AbbVie, Inc.	3,083	573,777
Dexcom, Inc. (a)	1,894	162,505
Eli Lilly & Co.	204	150,485
Merck & Co., Inc.	7,012	538,802
Zoetis, Inc.	1,029	173,520
		1,599,089

Pipelines - 0.4%
ONEOK, Inc.	1,895	153,192
Targa Resources Corp.	1,036	163,615
		316,807

Private Equity - 0.7%
Blackstone, Inc.	4,109	570,165

Real Estate - 1.1%
CBRE Group, Inc. - Class A (a)	7,450	931,399

REITS - 0.9%
Equinix, Inc.	223	198,207
Kimco Realty Corp.	7,134	151,669
Simon Property Group, Inc.	1,428	232,864
Welltower, Inc.	1,217	187,758
		770,498

Retail - 4.5%
Chipotle Mexican Grill, Inc. (a)	3,192	159,855
Costco Wholesale Corp.	692	719,805
Home Depot, Inc.	4,841	1,782,892
Lowe's Cos., Inc.	966	218,055
O'Reilly Automotive, Inc. (a)	168	229,740
TJX Cos., Inc.	1,406	178,421
Wal-Mart Stores, Inc.	1,691	166,936
Yum! Brands, Inc.	2,127	306,160
		3,761,864

Semiconductors - 12.8%
Analog Devices, Inc.	807	172,682
Applied Materials, Inc.	1,465	229,639
Broadcom, Inc.	4,821	1,167,019
KLA-Tencor Corp.	307	232,362
Lam Research Corp.	11,492	928,439
Micron Technology, Inc.	2,157	203,750
Monolithic Power Systems, Inc.	254	168,123
NVIDIA Corp.	41,686	5,633,029
QUALCOMM, Inc.	13,998	2,032,510
		10,767,553

Software - 10.0%
Adobe Systems, Inc. (a)	1,235	512,636
Autodesk, Inc. (a)	2,732	809,000
Fiserv, Inc. (a)	5,515	897,787
Microsoft Corp.	10,648	4,901,913
MSCI, Inc.	285	160,746
Palantir Technologies, Inc. - Class A (a)	2,991	394,154
Salesforce.com, Inc.	1,290	342,327
ServiceNow, Inc. (a)	334	337,704
		8,356,267

Telecommunications - 3.3%
Arista Networks, Inc. (a)	13,229	1,146,161
Corning, Inc.	14,371	712,658
Motorola Solutions, Inc.	372	154,521
T-Mobile US, Inc.	3,170	767,774
		2,781,114

Transportation - 1.7%
FedEx Corp.	925	201,743
Union Pacific Corp.	3,500	775,810
United Parcel Service, Inc. - Class B	4,839	471,996
		1,449,549
TOTAL COMMON STOCKS (Cost $81,484,729)		82,944,933

EXCHANGE TRADED FUNDS - 0.4%	Shares	Value
Vanguard S&P 500 ETF	574	310,970
TOTAL EXCHANGE TRADED FUNDS (Cost $300,782)		310,970

TOTAL INVESTMENTS - 99.3% (Cost $81,785,511)		83,255,903
Other Assets in Excess of Liabilities - 0.7%		601,892
TOTAL NET ASSETS - 100.0%		$83,857,795
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

SGI U.S. Large Cap Core ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	82,944,933	–	–	82,944,933
Exchange Traded Funds	310,970	–	–	310,970
Total Investments	83,255,903	–	–	83,255,903

Refer to the Schedule of Investments for further disaggregation of investment categories.